Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) - TWD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Aug. 15, 1996
Commitments And Contingencies [Line Items]
Unused letters of credit		$ 50
Commitment amount		1,614
Contractual Consideration Payment [Member]
Commitments And Contingencies [Line Items]
Contractual consideration payment	$ 98
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount			$ 2,000
Commitment to contribute to a Piping Fund, amount contributed			$ 1,000
Commitment to contribute to a Piping Fund, remaining amount		1,000
Land and buildings [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment		118
Telecommunications equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment		$ 16,199